Related Party Transactions - Narrative Part 3 (Details) $ in Thousands							3 Months Ended					6 Months Ended		12 Months Ended
	Nov. 12, 2015	Aug. 02, 2014 USD ($)	May 06, 2014	Jul. 02, 2012	Jan. 02, 2012	Jan. 02, 2010	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2014	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2009	Aug. 01, 2014 USD ($) item
Related Party Transaction [Line Items]
General and administrative expenses							$ 181,805	$ 167,802				$ 373,872	$ 359,476	$ 745,366	$ 762,146	$ 687,122
Deemed Distribution Redeemable Noncontrolling Interest Fair Value Net Of Deferred Tax															14,011
Gilbert Lease Agreement
Related Party Transaction [Line Items]
Additional term of renewal option														1 year
XiP Encryption Agreement
Related Party Transaction [Line Items]
Minimum notice period for termination of agreement									30 days
DISH Digital Holding LLC
Related Party Transaction [Line Items]
Ownership percentage		90.00%										90.00%
Voting interest (as a percent)		100.00%										100.00%
Additional paid in capital recorded due to difference between the historical cost basis of the assets transferred																		$ 6,000
Deemed Distribution Redeemable Noncontrolling Interest Fair Value Net Of Deferred Tax		$ 14,000
EchoStar
Related Party Transaction [Line Items]
General and administrative expenses							$ 25,000	$ 23,000				$ 47,000	$ 43,000	$ 92,000	$ 101,000	$ 69,000
Ownership percentage				33.00%
Non-voting interest redeemable period from fifth anniversary of the exchange agreement												60 days
Agreement Renewal Option Term					1 year
EchoStar | Product Support Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity														60 days
EchoStar | Product Support Agreement | Minimum
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity												60 days
EchoStar | Inverness Lease Agreement
Related Party Transaction [Line Items]
Required notice period for termination of agreement												6 months		6 months
EchoStar | Gilbert Lease Agreement
Related Party Transaction [Line Items]
Agreement Renewal Option Term		1 year
Number of consecutive renewal options | item																		3
EchoStar | DISH Online.com Services Agreement
Related Party Transaction [Line Items]
Term of renewal option exercised	1 year					1 year
Agreement term						2 years
Agreement Renewal Option Term						1 year
EchoStar | DISH Online.com Services Agreement | Minimum
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity						120 days
EchoStar | Application Development Agreement
Related Party Transaction [Line Items]
Required notice period for termination of agreement										90 days
Minimum notice period for termination of agreement										90 days
Automatic renewal period										1 year
EchoStar | XiP Encryption Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity											30 days
Required notice period for termination of agreement											180 days	180 days
Additional term of renewal option												1 year
Term of renewal option exercised			1 year
Notice period required to extend the agreement term											180 days	180 days
Agreement Renewal Option Term									1 year
EchoStar | DISH Digital Holding LLC
Related Party Transaction [Line Items]
Ownership percentage		10.00%
Dish Network [Member]
Related Party Transaction [Line Items]
Ownership percentage				67.00%
Dish Network | EchoStar | Professional Services Agreement
Related Party Transaction [Line Items]
Minimum notice period for termination of agreement														60 days			60 days
Minimum notice period for termination of a specific service														30 days			30 days
Agreement term														1 year			1 year
Automatic renewal period												1 year		1 year